Accounting estimates and judgments	12 Months Ended
Dec. 31, 2025
Accounting estimates and judgments
Accounting estimates and judgments
3	Accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Fair value of warrant liabilities

The Group measures the warrant liabilities (Note 2(s)) at fair value. There are no quoted prices in an active market, the fair value of warrant liabilities is established with the assistance of an independent valuer using generally accepted valuation techniques. The assumptions adopted by the independent valuer in the valuation models make maximum use of market inputs. However, it should be noted that some inputs, such as the fair value of the Company’s ordinary shares and the estimated probability of the occurrence of triggering events, require management estimates. Management’s estimates and assumptions are reviewed periodically and are adjusted if necessary. Should any of the estimates and assumptions change, it may lead to a change in the fair value of warrant liabilities.

(b)	Share-based compensation

The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using a model which requires the determination of the appropriate inputs. The Group has to estimate the forfeiture rate in order to determine the amount of share-based compensation expenses charged to the statement of profit or loss. The Group had to estimate the vesting periods of the share awards which were variable and subject to an estimate of when an IPO of the Company would occur before it completed its IPO in October 2024. The assumptions and models used for estimating the fair value of share-based compensation are disclosed in Note 30.